Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous non-current liabilities [abstract]
Summary of Other Liabilities

As at December 31,	2025	2024
Renewable Volume Obligation, Net (1)	235	284
Pension and Other Post-Employment Benefit Plan	260	269
Employee Long-Term Incentives	169	96
Provisions for Onerous and Unfavourable Contracts	83	66
Provision for West White Rose Expansion Project	—	54
Other	142	150
	889	919
(1)The gross amounts of the renewable volume obligation (“RVO”) and RINs asset were $853 million and $618 million, respectively (December 31, 2024 – $652 million and $368 million, respectively).